Other assets	12 Months Ended
Dec. 31, 2022
Other assets.
Other assets

18. Other assets

The breakdown of Other assets is as follows:

	12/31/2021	12/31/2022

Credit and debit card operating balances	2,421	1,341
Insurance commission receivables	1,436	1,682
Prepaid expenses	812	681
Other	5,457	7,477
	10,126	11,181

The following is a breakdown by maturity of Other assets as of December 31, 2022:

	Current	More than 30 days less than 60	More than 60 days less than 90	More than 90 days	Total

Credit and debit card operating balances	1,220	66	39	16	1,341
Insurance commission receivables	129	60	84	1,409	1,682
Prepaid expenses	681	—	—	—	681
Other	5,456	1,200	349	1,644	8,649

Expected credit loss rate	4%	0%	7%	28%
Gross carrying amount	7,486	1,326	472	3,069	12,353
Lifetime expected credit losses	(269)	(5)	(33)	(865)	(1,172)

Balances at December 31, 2022	7,217	1,321	439	2,204	11,181